UNITED STATES               OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235-0582
                        WASHINGTON, DC 20549           Expires:  March 31, 2006
                                                       Estimated average burden
                        FORM N-PX                      hours per response..14.4



         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:   811-10245


                            GAM Avalon Lancelot, LLC
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               (Exact name of registrant as specified in charter)


                    135 East 57th Street, New York, NY 10022
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               (Address of principal executive offices) (Zip code)


       GAM Avalon Lancelot, LLC, 135 East 57th Street, New York, NY 10022
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:           (212) 407-4600
                                                     -------------------------


Date of fiscal year end:   03/31
                           -----

Date of reporting period: 7/1/03-6/30/04
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Form N-PX is to be used by a registered  management  investment  company,  other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10245
Reporting Period: 07/01/2003 - 06/30/2004
 GAM Avalon Lancelot, LLC


=============================GAM AVALON LANCELOT, LLC===========================

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)    GAM Avalon Lancelot, LLC
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By (Signature and Title)  /s/ Michael J. Bessel
                         -------------------------------------------------------
                          Michael J. Bessel, Corporate Secretary

Date  August 26, 2004
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